Hennessy Cornerstone Value Fund
Hennessy Cornerstone Value Fund
Investment Objective
The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Value Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Value Fund		Investor Class	Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		0.15%	none
Other Expenses		0.34%	0.24%
Shareholder Servicing		0.10%	none
Remaining Other Expenses	[1]	0.24%	0.24%
Total Annual Fund Operating Expenses		1.23%	0.98%
[1]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	125	390	676	1,489
Institutional Class	100	312	542	1,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in larger, dividend-paying companies (companies with market capitalizations that exceed the average of the Capital IQ Database) by utilizing a quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”). The Value Strategy identifies from the Capital IQ Database the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1)	Market capitalization that exceeds the Database average

2)	Number of shares outstanding that exceeds the Database average

3)	Twelve-month sales that are 50% greater than the Database average

4)	Cash flow that exceeds the Database average

The Fund purchases these 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2018, the average market capitalization of the stocks held by the Fund was $109.8 billion.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty or are out of favor with investors. The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated.  Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2017)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Returns - Hennessy Cornerstone Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Investor Return before taxes	19.16%	12.48%	7.11%
Institutional Class	Institutional Return before taxes	19.48%	12.71%	7.36%
After Taxes on Distributions | Investor Class	Investor Return after taxes on distributions	15.32%	11.25%	6.25%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Return before taxes on distributions and sale of Fund shares	13.85%	9.87%	5.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	7.10%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

We use the Russell 1000® Value Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 3, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.